Share Capital (Tables)	12 Months Ended
Dec. 31, 2022
Share Capital [Abstract]
Schedule of the company’s stock options outstanding
	Year ended December 31, 2022		Year ended December 31, 2021
		Weighted average		Weighted average
	Options	exercise price	Options	exercise price
	#	CAD $	#	CAD $
Options outstanding, beginning of year	5,272,294	1.42	3,572,084	0.66
Granted	3,107,501	4.10	2,390,627	2.31
Exercised	(1,016,439)	1.51	(590,000)	0.60
Forfeited/expired	(127,708)	3.60	(100,417)	0.54
Options outstanding, end of year	7,235,648	2.53	5,272,294	1.42
Options exercisable, end of year	4,928,147	1.79	4,515,210	1.23

Schedule of stock options outstanding
		Options Outstanding December 31, 2022		Options Exercisable December 31, 2022
		Weighted average	Weighted average		Weighted average
Option price	Options	Remaining	exercise price	Options	exercise price
per share	#	Life	CAD $	#	CAD $
$0.18 - 1.92	3,381,771	0.88	$0.85	3,381,771	$0.85
$2.40 - 3.78	1,034,710	0.57	$3.12	594,710	$2.83
$4.20 - 5.76	2,819,166	1.53	$4.29	951,666	$4.42
	7,235,647	2.99	$2.52	4,928,147	$1.78

Schedule of weighted average assumptions used in calculating the fair values
	December 31, 2022	December 31, 2021
Risk-free interest rate	2.06%	0.88%
Expected life of option	4.9 years	5 years
Expected dividend yield	0%	0%
Expected stock price volatility	116.48%	128.79%
Fair value per option	CAD $3.21	CAD $1.10

Schedule of the status of the company’s warrants
	Year ended December 31, 2022		Year ended December 31, 2021
	Warrants	Weighted average exercise price	Warrants	Weighted average exercise price
	#	CAD $	#	CAD $
Warrants outstanding, beginning of year	6,298,839	2.43	4,143,247	1.23
Granted	3,670,919	5.81	4,208,435	3.24
Exercised	(2,291,642)	1.39	(2,052,843)	1.62
Expired	(183,610)	1.67	-	-
Warrants outstanding, end of year	7,494,506	4.43	6,298,839	2.43

Schedule of share purchase warrants outstanding
		Warrants Outstanding December 31, 2022
		Weighted average	Weighted average
Warrant price	Warrants	Remaining	exercise price
per share	#	Life	CAD $
$1.59 - 1.80	1,360,028	0.14	$1.81
$2.22 - 3.90 [1]	2,515,197	0.39	$3.84
$4.59 - 6.00	3,619,281	0.59	$5.86
	7,494,506	1.12	$4.43

[1]	Includes power warrants exercisable into one share and one-half warrant. Each whole warrant is exercisable at $3.90 for 36 months.